UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			11-13-09
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $8,067,429
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICREDIT CORP COM           COM              03060R101   510133 32307322.00 SH    Sole              32307322.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108   223614 2214.00 SH        Sole                  2202.00             12.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207   575308 173129.00 SH      Sole                155592.00          17537.00
BRISTOL MYERS SQUIBB CO COM    COM              110122108      318 14100.00 SH       Sole                                   14100.00
CARDINAL HEALTH INC.           COM              14149Y108    40921 1526900.00 SH     Sole               1526900.00
COCA COLA CO COM               COM              191216100      693 12900.00 SH       Sole                                   12900.00
DAILY JOURNAL CORP COM         COM              233912104     1093 18850.00 SH       Sole                                   18850.00
FOREST LABS INC COM            COM              345838106   439110 14915414.00 SH    Sole              13842831.00        1072583.00
HERTZ GLOBAL HOLDINGS INC COM  COM              42805T105   634969 58630603.00 SH    Sole              50465326.00        8165277.00
HUMANA INC COM                 COM              444859102   558105 14962600.00 SH    Sole              13802900.00        1159700.00
LEUCADIA NATL CORP COM         COM              527288104   453955 18363872.00 SH    Sole              14021812.00        4342060.00
NORTHROP GRUMMAN CORP COM      COM              666807102   286925 5544441.00 SH     Sole               5178007.00         366434.00
PENN WEST ENERGY TR TR UNIT    COM              707885109      240 15129.15 SH       Sole                                   15129.15
PFIZER INC COM                 COM              717081103  1215925 73469780.00 SH    Sole              67478257.00        5991523.00
RSC HOLDINGS, INC.             COM              74972L102    44435 6112100.00 SH     Sole               6112100.00
SEARS HLDGS CORP COM           COM              812350106   997743 15277039.00 SH    Sole              14256571.00        1020468.00
SEARS HOLDING  CLL OPT         CALL             812350906     7053 108000.00 SH      Sole                                  108000.00
SPIRIT AEROSYSTEMS HLDGS INC C COM              848574109   478642 26502871.00 SH    Sole              23945848.00        2557023.00
ST JOE CO COM                  COM              790148100   745814 25611755.00 SH    Sole              23550919.00        2060836.00
TAL INTL GROUP INC COM         COM              874083108    38748 2724862.00 SH     Sole               2724862.00
UNITED RENTALS INC COM         COM              911363109    75432 7323525.00 SH     Sole               6098909.00        1224616.00
WELLCARE HEALTH PLANS INC COM  COM              94946T106   206751 8387474.00 SH     Sole               5411869.00        2975605.00
WELLPOINT INC COM              COM              94973V107   314684 6644504.00 SH     Sole               5970051.00         674453.00
WHITE MTNS INS GROUP LTD       COM              G9618E107     2264 7734.00 SH        sole		   7734.00
WINTHROP RLTY TR SH BEN INT    COM              976391300    11106 1140293.80 SH     Sole                202715.90         937577.90
WYETH COM                      COM              983024100   203448 4187900.00 SH     Sole               4187900.00